Annual Total Returns - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend 2005 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 08, 2017
Fidelity Flex Freedom Blend 2005 Fund
Bar Chart Table:
Annual Return 2018	(2.11%)
Annual Return 2019	12.65%
Annual Return 2020	9.80%
Annual Return 2021	3.98%
Annual Return 2022	(11.70%)